Federated Hermes Total Return Government Bond Fund
(formerly, Federated Total Return Government Bond Fund)
Portfolio of Investments
November 30, 2020 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—45.5%
	U.S. Treasury Bonds—17.4%
$ 2,000,000	1.125%, 5/15/2040	$1,923,256
5,500,000	1.250%, 5/15/2050	5,069,639
8,500,000	2.000%, 2/15/2050	9,374,075
1,250,000	2.250%, 8/15/2046	1,445,666
3,750,000	2.375%, 11/15/2049	4,471,437
7,250,000	2.500%, 2/15/2045	8,753,577
1,500,000	2.750%, 11/15/2042	1,881,650
2,000,000	2.750%, 8/15/2047	2,541,441
2,500,000	2.750%, 11/15/2047	3,181,259
5,475,000	2.875%, 5/15/2049	7,166,727
1,000,000	3.000%, 2/15/2049	1,337,552
1,000,000	3.125%, 2/15/2043	1,328,979
12,750,000	3.625%, 8/15/2043	18,232,365
9,250,000	3.750%, 8/15/2041	13,308,665
1,800,000	3.750%, 11/15/2043	2,623,224
900,000	5.375%, 2/15/2031	1,302,227
	TOTAL	83,941,739
	U.S. Treasury Notes—28.1%
16,000,000	0.250%, 4/15/2023	16,030,883
3,500,000	0.250%, 5/31/2025	3,488,401
8,000,000	0.250%, 6/30/2025	7,969,119
2,000,000	0.375%, 3/31/2022	2,006,349
10,000,000	0.375%, 9/30/2027	9,848,423
2,500,000	1.125%, 9/30/2021	2,520,810
6,000,000	1.500%, 2/28/2023	6,178,781
5,500,000	1.500%, 3/31/2023	5,670,099
7,000,000	1.750%, 12/31/2024	7,415,538
5,000,000	1.875%, 1/31/2022	5,101,275
4,500,000	2.000%, 12/31/2021	4,590,875
6,000,000	2.000%, 6/30/2024	6,377,174
5,000,000	2.000%, 2/15/2025	5,355,217
5,000,000	2.000%, 8/15/2025	5,387,257
12,000,000	2.125%, 12/31/2022	12,489,772
1,250,000	2.250%, 8/15/2027	1,387,803
6,000,000	2.750%, 4/30/2023	6,372,168
500,000	2.750%, 7/31/2023	534,168
5,000,000	2.750%, 6/30/2025	5,549,574
3,000,000	2.875%, 10/15/2021	3,071,831
7,000,000	2.875%, 9/30/2023	7,530,810
8,000,000	2.875%, 10/31/2023	8,624,048
2,000,000	2.875%, 5/31/2025	2,227,860
	TOTAL	135,728,235
	TOTAL U.S. TREASURIES (IDENTIFIED COST $202,373,140)	219,669,974

Principal Amount or Shares			Value
		GOVERNMENT AGENCIES—22.1%
		Federal Farm Credit System—1.1%
$ 5,000,000		0.375%, 4/8/2022	$5,013,730
249,000		5.800%, 11/10/2021	262,266
		TOTAL	5,275,996
		Federal Home Loan Bank System—4.0%
14,880,000		0.500%, 4/14/2025	14,935,238
3,805,000		2.375%, 3/13/2026	4,165,296
		TOTAL	19,100,534
		Federal Home Loan Mortgage Corporation—4.5%
3,000,000		0.125%, 7/25/2022	2,997,248
6,000,000		0.375%, 7/21/2025	5,976,976
2,250,000		6.250%, 7/15/2032	3,487,443
6,070,000	[1]	6.750%, 9/15/2029	9,039,486
		TOTAL	21,501,153
		Federal National Mortgage Association—12.0%
16,000,000	[1]	0.625%, 4/22/2025	16,181,550
15,000,000		0.750%, 10/8/2027	14,968,781
6,000,000		1.625%, 1/7/2025	6,299,346
6,500,000		1.875%, 9/24/2026	6,974,730
9,000,000		6.625%, 11/15/2030	13,650,863
		TOTAL	58,075,270
		Tennessee Valley Authority Bonds—0.5%
1,750,000		4.875%, 1/15/2048	2,660,650
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $104,779,506)	106,613,603
		MORTGAGE-BACKED SECURITIES—18.2%
		Federal Home Loan Mortgage Corporation—5.8%
4,809,080		1.500%, 8/1/2035	4,933,278
2,084,948		2.500%, 11/1/2047	2,192,643
1,648,773		2.500%, 10/1/2049	1,728,270
2,162,680		2.500%, 11/1/2049	2,266,956
1,707,574		3.000%, 12/1/2049	1,782,394
2,165,050		3.500%, 1/1/2047	2,299,993
3,714,068		3.500%, 12/1/2047	3,928,147
2,824,568		4.000%, 3/1/2046	3,075,261
583,666		4.000%, 11/1/2047	625,620
1,144,011		4.000%, 4/1/2048	1,225,885
3,603,765		4.000%, 7/1/2048	3,857,171
		TOTAL	27,915,618
		Federal National Mortgage Association—5.4%
2,475,319		2.000%, 10/1/2050	2,572,044
2,663,360		2.500%, 11/1/2049	2,806,759
2,480,304		2.500%, 10/1/2050	2,608,809
5,051,246		3.000%, 7/1/2046	5,400,434
1,329,652		3.500%, 10/1/2047	1,447,430
3,737,731		3.500%, 3/1/2048	4,069,978
3,372,524		3.500%, 4/1/2048	3,565,863
699,860		4.000%, 2/1/2048	749,728
1,417,375		4.000%, 2/1/2048	1,521,470
1,045,511		4.000%, 2/1/2048	1,120,662
43,741		5.000%, 1/1/2035	50,086

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$ 7,028		5.500%, 2/1/2023	$7,150
36,601		5.500%, 6/1/2025	40,915
37,453		6.000%, 2/1/2026	42,116
36,314		6.000%, 4/1/2026	40,836
37,878		6.000%, 7/1/2034	44,516
		TOTAL	26,088,796
		Government Agency—0.0%
7,961		FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	7,918
		Government National Mortgage Association—0.1%
14,158		5.000%, 3/15/2023	14,708
46,809		5.500%, 2/15/2023	48,648
23,969		6.000%, 1/20/2029	26,699
19,154		6.000%, 3/15/2032	21,856
17,535		6.500%, 10/15/2031	20,293
261		7.500%, 10/15/2026	293
10,452		7.500%, 10/15/2027	11,847
		TOTAL	144,344
	[2]	Uniform Mortgage-Backed Securities, TBA—6.9%
7,000,000		2.000%, 12/1/2050	7,271,415
3,000,000		2.500%, 12/1/2035	3,118,592
22,000,000		2.500%, 12/1/2050	23,050,148
		TOTAL	33,440,155
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $84,416,545)	87,596,831
		COMMERCIAL MORTGAGE-BACKED SECURITIES—8.0%
		Agency Commercial Mortgage-Backed Securities—8.0%
2,732,055		FHLMC REMIC, Series K100, Class A1, 2.297%, 6/25/2029	2,916,830
6,199,826		FHLMC REMIC, Series K104, Class A1, 1.938%, 10/25/2029	6,507,272
1,000,000		FHLMC REMIC, Series K104, Class A2, 2.253%, 1/25/2030	1,091,415
5,961,099		FHLMC REMIC, Series K106, Class A1, 1.783%, 5/25/2029	6,210,845
2,900,000		FHLMC REMIC, Series K107, Class A2, 1.639%, 1/25/2030	3,020,070
5,250,000		FHLMC REMIC, Series K737, Class A2, 2.525%, 10/25/2026	5,728,190
5,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	5,427,753
399,620		FNMA REMIC, Series 2012-M13, Class A2, 2.377%, 5/25/2022	408,946
6,979,838		FNMA REMIC, Series 2020-M14, Class A2, 1.784%, 5/25/2030	7,221,107
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,068,819)	38,532,428
		COLLATERALIZED MORTGAGE OBLIGATIONS—7.4%
		Federal Home Loan Mortgage Corporation—1.5%
37,548	[3]	REMIC, Series 2411, Class FJ, 0.490% (1-month USLIBOR +0.350%), 12/15/2029	37,646
126,973	[3]	REMIC, Series 2458, Class FB, 1.140% (1-month USLIBOR +1.000%), 1/15/2032	129,857
19,035	[3]	REMIC, Series 2534, Class FI, 1.040% (1-month USLIBOR +0.900%), 2/15/2032	19,416
284,097		REMIC, Series 2601, Class DA, 4.000%, 4/15/2023	288,729
492,350	[3]	REMIC, Series 3322, Class FB, 0.530% (1-month USLIBOR +0.390%), 5/15/2037	495,704
3,128,987	[3]	REMIC, Series 4927, Class FG, 0.650% (1-month USLIBOR +0.500%), 11/25/2049	3,156,195
3,127,727	[3]	REMIC, Series 4937, Class MF, 0.600% (1-month USLIBOR +0.450%), 12/25/2049	3,148,563
		TOTAL	7,276,110
		Federal National Mortgage Association—5.2%
175,622	[3]	REMIC, Series 1999-51, Class F, 0.636% (1-month USLIBOR +0.500%), 9/17/2029	176,073
148,919	[3]	REMIC, Series 2006-58, Class FP, 0.450% (1-month USLIBOR +0.300%), 7/25/2036	149,493
255,074	[3]	REMIC, Series 2006-85, Class PF, 0.530% (1-month USLIBOR +0.380%), 9/25/2036	256,836

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 304,909	[3]	REMIC, Series 2007-46, Class FA, 0.520% (1-month USLIBOR +0.370%), 5/25/2037	$306,135
2,320,028	[3]	REMIC, Series 2016-83, Class FA, 0.650% (1-month USLIBOR +0.500%), 11/25/2046	2,337,322
3,178,166	[3]	REMIC, Series 2018-71, Class FA, 0.450% (1-month USLIBOR +0.300%), 9/25/2048	3,188,121
1,300,434	[3]	REMIC, Series 2019-31, Class FB, 0.600% (1-month USLIBOR +0.450%), 7/25/2049	1,308,200
1,129,361	[3]	REMIC, Series 2019-57, Class FE, 0.600% (1-month USLIBOR +0.450%), 10/25/2049	1,138,071
2,291,613	[3]	REMIC, Series 2019-59, Class FA, 0.600% (1-month USLIBOR +0.450%), 10/25/2049	2,305,871
13,627,654	[3]	REMIC, Series 2020-36, Class FH, 0.600% (1-month USLIBOR +0.450%), 6/25/2050	13,729,489
99,384	[3]	REMIC, Series 370, Class F21, 0.450% (1-month USLIBOR +0.300%), 6/25/2036	99,758
		TOTAL	24,995,369
		Government National Mortgage Association—0.7%
1,453,899		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	1,519,937
1,757,299		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	1,834,934
		TOTAL	3,354,871
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $35,213,258)	35,626,350
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
15,640	[3]	2.465%, 7/1/2035 (IDENTIFIED COST $15,490)	16,332
		INVESTMENT COMPANY—9.2%
44,634,885		Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4] (IDENTIFIED COST $44,634,885)	44,634,885
		TOTAL INVESTMENT IN SECURITIES—110.4% (IDENTIFIED COST $508,501,643)	532,690,403
		OTHER ASSETS AND LIABILITIES - NET—(10.4)%[5]	(50,041,499)
		TOTAL NET ASSETS—100%	$482,648,904
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended November 30, 2020, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 2/29/2020	$7,274,217
Purchases at Cost	$335,160,444
Proceeds from Sales	$(311,540,901)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 11/30/2020	$30,893,760
Shares Held as of 11/30/2020	44,634,885
Dividend Income	$42,538

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of November 30, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$17,559,504	$18,056,250

2	All or a portion of the To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

4	7-day net yield.
5
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$219,669,974	$—	$219,669,974
Government Agencies	—	106,613,603	—	106,613,603
Mortgage-Backed Securities	—	87,596,831	—	87,596,831
Commercial Mortgage-Backed Securities	—	38,532,428	—	38,532,428
Collateralized Mortgage Obligations	—	35,626,350	—	35,626,350
Adjustable Rate Mortgages	—	16,332	—	16,332
Investment Company	44,634,885	—	—	44,634,885
TOTAL SECURITIES	$44,634,885	$488,055,518	$—	$532,690,403

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit